Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	SFr 51.3	SFr 14.8
Total other non-current financial liabilities at amortized cost	1.7	0.0
Total current and non-current financial liabilities	53.1	14.8
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	51.3	14.8
Total other non-current financial liabilities at amortized cost	1.7	0.0
Financial liabilities at amortized cost | Customer refund liability returns
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	40.9	12.4
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	10.4	2.4
Total other non-current financial liabilities at amortized cost	SFr 1.7	SFr 0.0